Nov. 13, 2019
Cannabis Growth Fund

Cannabis Growth Fund

Investor Class Shares

(Ticker Symbol: CANNX)

Institutional Class Shares

(Ticker Symbol: CANIX)

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated November 13, 2019, to the

Prospectus and Statement of Additional Information (“SAI”),

each dated May 24, 2019, as supplemented.

Important Notice Regarding Institutional Class Shares

The Trust previously announced that the Institutional Class Shares of the Cannabis Growth Fund (the “Fund”) would be converted into Investor Class Shares of the Fund and the Institutional Class Shares would be terminated on or about November 14, 2019. In addition, it was announced that the Rule 12b-1 Plan with respect to the Investor Class shares would be terminated and the expense limitation of the average daily net assets of the Investor Class shares would be reduced.

Upon the subsequent recommendation of the Fund’s advisor, Foothill Capital Management, LLC (the “Advisor”), the Board of Trustees of the Trust has determined not to proceed with the approved the conversion of the Fund’s Institutional Class Shares into Investor Class Shares, the subsequent termination of the Fund’s Institutional Class Shares, the termination of the Rule 12b-1 Plan or the reduction in expense limitation on the Fund’s Investor Class Shares. Effective immediately, the Institutional Class Shares are re-opened to all new investment.

Please file this Supplement with your records.